Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
March 31, 2025
ANIF-NPRT1-0525
1.799846.121
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,189	413
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	11,950	15,486,961
TOTAL AUSTRALIA		15,487,374
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	168,367	29,629,490
BRAZIL - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	11,600	22,630,092
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,590,766	16,289,444
Capital Markets - 0.0%
Banco BTG Pactual SA unit	262,200	1,548,447
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	453,300	35,175,992
TOTAL BRAZIL		75,643,975
CANADA - 2.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	52,372	5,600,225
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	181,200	8,936,287
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	66,500	1,336,885
Cameco Corp (United States)	515,100	21,201,517
Canadian Natural Resources Ltd	474,776	14,609,000
GoviEx Uranium Inc (b)	642,355	29,014
GoviEx Uranium Inc (b)(e)	23,200	1,048
GoviEx Uranium Inc Class A (b)(e)	2,625,135	118,574
PrairieSky Royalty Ltd	40,000	721,309
		38,017,347
Financials - 0.8%
Banks - 0.1%
Royal Bank of Canada	158,360	17,838,266
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	284,400	13,779,179
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	51,267	74,095,520
Intact Financial Corp	173,312	35,409,097
		109,504,617
TOTAL FINANCIALS		141,122,062

Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	2,633,675
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	122,395
I-Pulse Inc (c)	58,562	82,571
		204,966
TOTAL HEALTH CARE		2,838,641

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	61,400	6,158,420
Professional Services - 0.1%
Thomson Reuters Corp	58,098	10,025,695
TOTAL INDUSTRIALS		16,184,115

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	84,695	6,681,197
IT Services - 0.2%
Shopify Inc Class A (b)	436,208	41,497,429
Software - 0.0%
Constellation Software Inc/Canada	500	1,583,465
TOTAL INFORMATION TECHNOLOGY		49,762,091

Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	120,000	13,001,077
Alamos Gold Inc Class A	288,600	7,711,108
B2Gold Corp	8,812,879	25,047,549
Franco-Nevada Corp	281,736	44,310,698
G Mining Ventures Corp	131,300	1,712,589
Kinross Gold Corp	134,100	1,689,471
Lundin Gold Inc	419,153	12,979,019
Novagold Resources Inc (b)	635,992	1,856,201
Orla Mining Ltd (b)	2,450,003	22,881,790
		131,189,502
TOTAL CANADA		393,650,270
CHINA - 0.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	91,500	5,846,480
Consumer Discretionary - 0.4%
Automobiles - 0.2%
BYD Co Ltd H Shares	868,000	43,952,507
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	18,500	2,446,255
JD.com Inc ADR	33,000	1,356,960
PDD Holdings Inc Class A ADR (b)	227,600	26,936,460
		30,739,675
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	5,977,800	44
TOTAL CONSUMER DISCRETIONARY		74,692,226

Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	46,600	12,683,122
Zai Lab Ltd ADR (b)	112,024	4,048,547
		16,731,669
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	122,300	1,561,771
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	187,513	35,638,721
TOTAL CHINA		134,470,867
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd Class A (b)(f)	7,267,218	61,711,132
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	4,551,112
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	376,100	10,053,153
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	11,700	7,245,560
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	50,843	14,590,773
TOTAL FRANCE		21,836,333
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	39,300	9,208,686
Birkenstock Holding Plc (b)	14,900	683,165

TOTAL GERMANY		9,891,851
INDIA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Zomato Ltd (b)	2,766,561	6,499,853
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	448,400	6,667,486
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar ADR	565,571	37,576,538
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	444,255	1,320,772
TOTAL INDIA		52,064,649
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.0%
Bank of Ireland Group PLC	494,200	5,795,334
Financial Services - 0.1%
Circle Internet Financial LLC (c)	615,508	17,880,508
Circle Internet Financial LLC (c)	68,639	1,993,963
		19,874,471
TOTAL IRELAND		25,669,805
ISRAEL - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,859,347	28,578,164
Information Technology - 0.1%
Software - 0.1%
Cellebrite DI Ltd (b)	426,100	8,279,123
Check Point Software Technologies Ltd (b)	55,023	12,540,842
		20,819,965
TOTAL ISRAEL		49,398,129
ITALY - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	683,600	78,057,057
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	329,300	13,952,441
TOTAL ITALY		92,009,498
JAPAN - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	52,300	1,436,595
Specialty Retail - 0.1%
Fast Retailing Co Ltd	25,100	7,472,054
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	301,100	6,385,601
TOTAL CONSUMER DISCRETIONARY		15,294,250

Industrials - 0.3%
Industrial Conglomerates - 0.2%
Hitachi Ltd	1,272,500	29,877,543
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	629,100	10,803,910
TOTAL INDUSTRIALS		40,681,453

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	177,600	7,916,785
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	268,200	7,653,132
TOTAL JAPAN		71,545,620
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	89,117	12,025,433
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,352,265	29,655,172
TOTAL CONSUMER DISCRETIONARY		41,680,605

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	48,880	6,509,721
TOTAL KOREA (SOUTH)		48,190,326
NETHERLANDS - 0.6%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	788,162	21,763,520
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(g)	900	1,379,517
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	110,832	65,597,582
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	71,900	11,160,362
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	13,600	6,108,739
ASML Holding NV	32,900	21,772,357
BE Semiconductor Industries NV	20,500	2,110,708
		29,991,804
TOTAL NETHERLANDS		129,892,785
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,348,900	9,087,423
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	42,800	1,179,449
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	482,700	21,200,184
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	487,410	14,803,557
TOTAL SWITZERLAND		36,003,741
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	790,100	131,156,600
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (United Kingdom) (b)	27,700	6,064,960
Leisure Products - 0.0%
Games Workshop Group PLC	2,765	499,679
TOTAL CONSUMER DISCRETIONARY		6,564,639

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	77,946	2,470,109
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	3,787,848	12,036,664
Capital Markets - 0.1%
London Stock Exchange Group PLC	81,500	12,104,972
Insurance - 0.1%
Hiscox Ltd	827,143	12,565,113
TOTAL FINANCIALS		36,706,749

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	212,900	31,263,267
Industrials - 0.2%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,315,700	22,507,139
Professional Services - 0.1%
RELX PLC	262,300	13,175,510
TOTAL INDUSTRIALS		35,682,649

TOTAL UNITED KINGDOM		112,687,413
UNITED STATES - 88.0%
Communication Services - 21.3%
Entertainment - 3.3%
Liberty Media Corp-Liberty Formula One Class C (b)	383,676	34,534,677
Live Nation Entertainment Inc (b)	33,000	4,309,140
Netflix Inc (b)	624,690	582,542,166
ROBLOX Corp Class A (b)	124,900	7,280,421
Spotify Technology SA (b)	37,900	20,846,137
Walt Disney Co/The	18,100	1,786,469
Warner Bros Discovery Inc (b)	265,400	2,847,742
		654,146,752
Interactive Media & Services - 17.9%
Alphabet Inc Class A	6,848,444	1,059,043,380
Epic Games Inc (b)(c)(d)	23,900	15,279,987
Meta Platforms Inc Class A	4,289,616	2,472,363,078
Reddit Inc Class A	311,552	32,681,805
Reddit Inc Class B (b)	87,201	9,147,385
		3,588,515,635
Media - 0.0%
Magnite Inc (b)	206,000	2,350,460
Omnicom Group Inc	43,200	3,581,712
		5,932,172
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	106,600	28,431,286
TOTAL COMMUNICATION SERVICES		4,277,025,845

Consumer Discretionary - 9.3%
Automobiles - 0.1%
General Motors Co	95,836	4,507,167
Rad Power Bikes Inc (b)(c)(d)	474,452	47,445
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	117,212
Tesla Inc (b)	43,000	11,143,880
		15,815,704
Broadline Retail - 5.4%
Amazon.com Inc (b)	5,650,600	1,075,083,157
Ollie's Bargain Outlet Holdings Inc (b)	25,900	3,013,724
		1,078,096,881
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	92,862	28,837,365
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	288,296	34,439,840
Booking Holdings Inc	6,800	31,326,988
Carnival Corp (b)	350,900	6,853,077
Cava Group Inc (b)	115,400	9,971,714
Chipotle Mexican Grill Inc (b)	938,450	47,119,575
DraftKings Inc Class A (b)	675,800	22,443,318
Dutch Bros Inc Class A (b)	56,800	3,506,832
Hilton Worldwide Holdings Inc	513,168	116,771,378
Royal Caribbean Cruises Ltd	30,400	6,245,376
Starbucks Corp	208,900	20,491,001
Viking Holdings Ltd	226,300	8,995,425
		308,164,524
Household Durables - 0.4%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
DR Horton Inc	177,075	22,511,545
Garmin Ltd	41,971	9,113,163
PulteGroup Inc	387,400	39,824,720
Somnigroup International Inc	21,500	1,287,420
TopBuild Corp (b)	21,100	6,434,445
		79,201,740
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	37,900	2,894,423
Dick's Sporting Goods Inc	5,145	1,037,026
Fanatics Inc Class A (b)(c)(d)	372,921	22,375,260
Floor & Decor Holdings Inc Class A (b)	41,900	3,371,693
Gap Inc/The	140,230	2,890,140
Lowe's Cos Inc	306,000	71,368,380
O'Reilly Automotive Inc (b)	56,571	81,042,483
TJX Cos Inc/The	1,027,303	125,125,506
Ulta Beauty Inc (b)	20,600	7,550,724
Williams-Sonoma Inc	43,972	6,951,973
		324,607,608
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	22,092	2,470,107
Levi Strauss & Co Class A	202,600	3,158,534
Lululemon Athletica Inc (b)	27,200	7,699,232
Ralph Lauren Corp Class A	54,200	11,964,108
Samsonite Group SA (e)(g)	4,331,100	10,272,210
VF Corp	249,000	3,864,480
		39,428,671
TOTAL CONSUMER DISCRETIONARY		1,874,152,493

Consumer Staples - 1.2%
Beverages - 0.5%
Coca-Cola Co/The	1,307,318	93,630,115
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores Inc	41,600	18,056,064
Costco Wholesale Corp	122,300	115,668,894
Walmart Inc	61,200	5,372,748
		139,097,706
Food Products - 0.0%
Freshpet Inc (b)	80,300	6,678,551
Household Products - 0.0%
Procter & Gamble Co/The	7,800	1,329,276
Personal Care Products - 0.0%
BellRing Brands Inc (b)	6,100	454,206
elf Beauty Inc (b)	110,200	6,919,458
Estee Lauder Cos Inc/The Class A	20,500	1,353,000
		8,726,664
TOTAL CONSUMER STAPLES		249,462,312

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	178,684	7,853,162
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp (b)	542,400	21,934,656
Centrus Energy Corp Class A (b)(f)	105,900	6,588,039
Cheniere Energy Inc	192,633	44,575,276
EOG Resources Inc	41,800	5,360,432
EQT Corp	28,100	1,501,383
Exxon Mobil Corp	916,207	108,964,499
Sable Offshore Corp (b)	460,290	11,677,557
Shell PLC ADR	161,574	11,840,143
		212,441,985
TOTAL ENERGY		220,295,147

Financials - 15.6%
Banks - 2.9%
Bank of America Corp	1,567,665	65,418,660
Citigroup Inc	585,500	41,564,645
East West Bancorp Inc	56,100	5,035,536
First Citizens BancShares Inc/NC Class A	4,194	7,776,179
JPMorgan Chase & Co	840,459	206,164,593
Wells Fargo & Co	3,460,516	248,430,444
		574,390,057
Capital Markets - 1.1%
Bank of New York Mellon Corp/The	452,039	37,912,511
Blackstone Inc	16,500	2,306,370
Blue Owl Capital Inc Class A	1,614,900	32,362,596
Charles Schwab Corp/The	322,300	25,229,644
Coinbase Global Inc Class A (b)	8,100	1,395,063
Goldman Sachs Group Inc/The	39,300	21,469,197
Interactive Brokers Group Inc Class A	36,200	5,994,358
KKR & Co Inc Class A	11,300	1,306,392
Moody's Corp	40,330	18,781,278
Morgan Stanley	355,353	41,459,035
MSCI Inc	7,919	4,478,195
Raymond James Financial Inc	26,400	3,667,224
Tulco LLC (b)(c)(d)(h)	17,377	14,957,427
		211,319,290
Consumer Finance - 0.5%
American Express Co	273,808	73,668,042
Capital One Financial Corp	173,400	31,090,620
Discover Financial Services	92,100	15,721,470
		120,480,132
Financial Services - 9.1%
Affirm Holdings Inc Class A (b)	90,100	4,071,619
Apollo Global Management Inc	348,900	47,778,366
Berkshire Hathaway Inc Class A (b)	1,586	1,266,328,378
Fiserv Inc (b)	344,600	76,098,018
Mastercard Inc Class A	311,000	170,465,320
Paymentus Holdings Inc Class A (b)	24,006	626,557
Shift4 Payments Inc Class A (b)(f)	27,389	2,237,955
Toast Inc Class A (b)	664,500	22,041,465
Visa Inc Class A	709,000	248,476,140
		1,838,123,818
Insurance - 2.0%
American International Group Inc	110,026	9,565,660
Aon PLC	10,700	4,270,263
Arthur J Gallagher & Co	311,600	107,576,784
Chubb Ltd	445,307	134,478,262
Marsh & McLennan Cos Inc	107,337	26,193,448
Progressive Corp/The	263,410	74,547,664
The Travelers Companies, Inc.	136,238	36,029,501
Willis Towers Watson PLC	8,300	2,804,985
		395,466,567
TOTAL FINANCIALS		3,139,779,864

Health Care - 8.2%
Biotechnology - 2.2%
AbbVie Inc	98,100	20,553,912
Alnylam Pharmaceuticals Inc (b)	248,713	67,157,484
Apogee Therapeutics Inc (b)	39,200	1,464,512
Celldex Therapeutics Inc (b)	88,600	1,608,090
Cytokinetics Inc (b)	42,200	1,696,018
Dyne Therapeutics Inc (b)	90,800	949,768
Gilead Sciences Inc	363,000	40,674,150
Insmed Inc (b)	48,300	3,684,807
Keros Therapeutics Inc (b)	68,700	700,053
Legend Biotech Corp ADR (b)	245,500	8,329,815
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Moderna Inc (b)	32,300	915,705
Recursion Pharmaceuticals Inc Class A (b)(f)	121,703	643,809
Regeneron Pharmaceuticals Inc	273,399	173,397,848
Soleno Therapeutics Inc (b)	17,700	1,264,665
United Therapeutics Corp (b)	28,755	8,864,304
Vertex Pharmaceuticals Inc (b)	234,846	113,858,038
		445,763,005
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	30,800	4,085,620
Alcon AG (United States)	134,300	12,749,099
Artivion Inc (b)	292,900	7,199,482
Boston Scientific Corp (b)	2,072,808	209,104,871
Insulet Corp (b)	10,300	2,704,883
Intuitive Surgical Inc (b)	193,151	95,661,896
Penumbra Inc (b)	12,200	3,262,402
Stryker Corp	113,900	42,399,275
TransMedics Group Inc (b)	637,900	42,917,912
		420,085,440
Health Care Providers & Services - 0.6%
GeneDx Holdings Corp Class A (b)	41,800	3,702,017
HCA Healthcare Inc	35,300	12,197,915
Tenet Healthcare Corp (b)	233,759	31,440,586
UnitedHealth Group Inc	138,788	72,690,215
		120,030,733
Health Care Technology - 0.4%
Doximity Inc Class A (b)	1,259,400	73,082,982
Veeva Systems Inc Class A (b)	35,808	8,294,206
		81,377,188
Life Sciences Tools & Services - 0.5%
Danaher Corp	120,239	24,648,995
Thermo Fisher Scientific Inc	124,532	61,967,124
Veterinary Emergency Group (b)(c)(d)(h)	184,081	11,709,392
		98,325,511
Pharmaceuticals - 2.4%
Eli Lilly & Co	549,883	454,153,869
Intra-Cellular Therapies Inc (b)	143,817	18,972,338
		473,126,207
TOTAL HEALTH CARE		1,638,708,084

Industrials - 9.3%
Aerospace & Defense - 4.3%
Axon Enterprise Inc (b)	52,158	27,432,500
BWX Technologies Inc	124,100	12,242,465
GE Aerospace	772,603	154,636,490
Howmet Aerospace Inc	633,300	82,158,009
Karman Holdings Inc (f)	17,000	568,140
Leonardo DRS Inc	98,600	3,241,968
Loar Holdings Inc (f)	29,000	2,048,850
Relativity Space Inc (b)(c)	5,596	6,323
Relativity Space Inc warrants (b)(c)(d)	131	143
Rocket Lab USA Inc Class A (b)(f)	135,500	2,422,740
Space Exploration Technologies Corp (b)(c)(d)	2,573,450	476,088,251
Space Exploration Technologies Corp Class C (b)(c)(d)	45,460	8,410,100
Standardaero Inc	41,500	1,105,560
TransDigm Group Inc	73,962	102,310,895
		872,672,434
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	74,930	2,568,600
Building Products - 0.9%
AZEK Co Inc/The Class A (b)	708,300	34,628,787
Builders FirstSource Inc (b)	246,700	30,822,698
Tecnoglass Inc	463,700	33,177,735
Trane Technologies PLC	230,100	77,525,292
		176,154,512
Commercial Services & Supplies - 0.5%
Cintas Corp	174,248	35,813,191
Clean Harbors Inc (b)	37,044	7,301,372
GFL Environmental Inc Subordinate Voting Shares	758,500	36,637,599
Republic Services Inc	57,700	13,972,632
		93,724,794
Construction & Engineering - 0.4%
Bowman Consulting Group Ltd (b)	338,000	7,378,540
EMCOR Group Inc	64,300	23,767,209
Quanta Services Inc	162,500	41,304,250
		72,449,999
Electrical Equipment - 1.1%
Eaton Corp PLC	284,616	77,367,167
GE Vernova Inc	392,125	119,707,920
Vertiv Holdings Co Class A	218,400	15,768,480
		212,843,567
Industrial Conglomerates - 0.2%
3M Co	249,400	36,626,884
Machinery - 1.1%
Chart Industries Inc (b)	178,300	25,739,388
Deere & Co	63,400	29,756,790
PACCAR Inc	185,142	18,027,277
Parker-Hannifin Corp	177,900	108,136,515
RBC Bearings Inc (b)	12,300	3,957,771
Westinghouse Air Brake Technologies Corp	150,800	27,347,580
		212,965,321
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	506,100	24,910,242
Delta Air Lines Inc	24,300	1,059,480
		25,969,722
Professional Services - 0.3%
CACI International Inc (b)	16,900	6,200,948
Dayforce Inc (b)	42,400	2,473,192
KBR Inc	510,300	25,418,043
Paycom Software Inc	39,300	8,586,264
UL Solutions Inc Class A	71,300	4,021,320
Verisk Analytics Inc	74,100	22,053,642
		68,753,409
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd	56,500	6,273,195
WW Grainger Inc	81,100	80,113,013
		86,386,208
TOTAL INDUSTRIALS		1,861,115,450

Information Technology - 19.9%
Communications Equipment - 0.4%
Arista Networks Inc	900,912	69,802,662
Ciena Corp (b)	27,000	1,631,610
		71,434,272
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	2,849,660	186,909,199
IT Services - 0.3%
Asac II LP (b)(c)(d)	9,408,021	1,580,548
Cloudflare Inc Class A (b)	135,300	15,246,957
Gartner Inc (b)	42,381	17,789,001
GoDaddy Inc Class A (b)	16,604	2,991,045
IBM Corporation	10,900	2,710,394
Kyndryl Holdings Inc (b)	186,111	5,843,885
Okta Inc Class A (b)	23,600	2,483,192
Twilio Inc Class A (b)	8,666	848,487
X Holdings Corp Class A (b)(c)(d)	97,100	9,855,650
		59,349,159
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices Inc (b)	13,100	1,345,894
Applied Materials Inc	246,700	35,801,104
ARM Holdings PLC ADR (b)(f)	63,400	6,770,486
Astera Labs Inc (b)	194,300	11,593,881
Broadcom Inc	872,700	146,116,161
KLA Corp	1,800	1,223,640
Lam Research Corp	412,000	29,952,400
Marvell Technology Inc	815,074	50,184,106
Micron Technology Inc	738,000	64,124,820
Monolithic Power Systems Inc	2,100	1,217,958
NVIDIA Corp	13,925,460	1,509,241,356
		1,857,571,806
Software - 6.8%
Adobe Inc (b)	89,651	34,383,848
Agilysys Inc (b)	36,800	2,669,472
Applied Intuition Inc Class A (c)(d)	42,935	5,855,905
AppLovin Corp Class A (b)	11,600	3,073,652
Atlassian Corp Class A (b)	6,267	1,329,920
Cadence Design Systems Inc (b)	292,782	74,463,246
Clear Secure Inc Class A (f)	156,400	4,052,324
Coreweave Inc Class A	195,900	7,263,972
Coreweave Inc Class A (i)	854,240	31,675,219
CyberArk Software Ltd (b)	56,000	18,928,000
Docusign Inc (b)	113,300	9,222,620
Figma Inc Class A (c)(d)	159,400	4,002,534
Fortinet Inc (b)	254,900	24,536,674
Klaviyo Inc Class A (b)	545	16,491
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	0
Microsoft Corp	2,745,315	1,030,563,798
Monday.com Ltd (b)	5,300	1,288,748
OpenAI Global LLC rights (b)(c)(d)	9,175,218	13,395,818
Palo Alto Networks Inc (b)	39,100	6,672,024
Roper Technologies Inc	2,500	1,473,950
Rubrik Inc Class A (b)	72,700	4,433,246
SailPoint Inc	44,000	825,000
Samsara Inc Class A (b)	317,608	12,173,915
Servicenow Inc (b)	34,999	27,864,104
ServiceTitan Inc Class A (b)(f)	3,900	370,929
Stripe Inc Class B (b)(c)(d)	83,200	2,808,000
Tanium Inc Class B (b)(c)(d)	1,259,978	11,465,800
Weave Communications Inc (b)	1,525,600	16,918,904
Zoom Communications Inc Class A (b)	84,424	6,227,958
		1,357,956,071
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	2,090,610	464,387,200
Dell Technologies Inc Class C	27,175	2,477,001
		466,864,201
TOTAL INFORMATION TECHNOLOGY		4,000,084,708

Materials - 0.7%
Chemicals - 0.3%
Bolt Projects Holdings Inc Class A (b)(f)	57,577	17,693
Corteva Inc	449,300	28,274,450
Ecolab Inc	20,300	5,146,456
Sherwin-Williams Co/The	60,569	21,150,089
		54,588,688
Construction Materials - 0.1%
CRH PLC	83,300	7,327,901
Martin Marietta Materials Inc	31,000	14,822,030
		22,149,931
Containers & Packaging - 0.0%
International Paper Co	188,000	10,029,800
Silgan Holdings Inc	12,500	638,999
		10,668,799
Metals & Mining - 0.3%
ATI Inc (b)	62,200	3,236,266
Carpenter Technology Corp	21,200	3,841,016
Freeport-McMoRan Inc	1,123,300	42,528,138
Ivanhoe Electric Inc / US (b)	462,597	2,687,689
Ivanhoe Electric Inc / US warrants (b)	154,500	115,155
Steel Dynamics Inc	8,496	1,062,680
		53,470,944
TOTAL MATERIALS		140,878,362

Real Estate - 0.2%
Health Care REITs - 0.2%
Welltower Inc	327,300	50,145,633
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	44,900	5,872,021
TOTAL REAL ESTATE		56,017,654

Utilities - 1.2%
Electric Utilities - 0.7%
American Electric Power Co Inc	24,900	2,720,823
Constellation Energy Corp	560,924	113,099,106
NRG Energy Inc	122,400	11,684,304
		127,504,233
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	884,400	103,863,936
TOTAL UTILITIES		231,368,169

TOTAL UNITED STATES		17,688,888,088
TOTAL COMMON STOCKS (Cost $6,728,324,295)		19,204,699,083

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	2,032	2,633,431
Canva Inc Series A2 (b)(c)(d)	368	476,921

TOTAL AUSTRALIA		3,110,352
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d)	130,945	31,982,007
UNITED STATES - 2.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	6,185
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	68,150
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	189,363
		263,698
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,800	680,876
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	259,831
GoBrands Inc Series H (b)(c)(d)	10,223	420,676
		680,507
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	125,700	1,588,848
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	5,280,108
		6,868,956
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,540,014
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,540,019
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,675,700
Lyra Health Inc Series F (b)(c)(d)	10,070	99,794
Somatus Inc Series E (b)(c)(d)	2,206	2,168,101
		4,943,595
TOTAL HEALTH CARE		6,483,614

Industrials - 2.5%
Aerospace & Defense - 2.4%
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	268,719,900
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	77,873,900
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	122,484,800
		469,078,600
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	208,789	7,157,287
Zipline International Inc Series F (b)(c)(d)	79,020	2,708,806
Zipline International Inc Series G (c)(d)	182,718	6,263,573
		16,129,666
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	52,096	5,913,417
TOTAL INDUSTRIALS		491,121,683

Information Technology - 0.3%
Software - 0.3%
Anthropic PBC Series E (c)(d)	18,000	1,009,620
Applied Intuition Inc Series A2 (c)(d)	55,889	7,622,701
Applied Intuition Inc Series B2 (c)(d)	26,948	3,675,438
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,613,333
Nuro Inc/CA Series C (b)(c)(d)	491,080	5,780,012
Nuro Inc/CA Series D (b)(c)(d)	94,265	1,274,462
Stripe Inc Series H (b)(c)(d)	34,900	1,177,875
Stripe Inc Series I (b)(c)(d)	611,900	20,651,626
xAI Corp Series C (c)(d)	308,769	9,309,385
		53,114,455
TOTAL UNITED STATES		559,213,789
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,349,062)		594,306,148

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	488,383	474,573
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(j)(k)	2,280,387	0
TOTAL UNITED STATES		474,573
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		474,573

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.32	280,920,480	280,976,664
Fidelity Securities Lending Cash Central Fund (l)(m)	4.32	84,368,575	84,377,012
TOTAL MONEY MARKET FUNDS (Cost $365,353,612)			365,353,676

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,246,795,739)	20,164,833,480
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(67,039,561)
NET ASSETS - 100.0%	20,097,793,919

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,222,975,260 or 6.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,771,349 or 0.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,651,727 or 0.1% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $31,675,219 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,604,033

Anthropic PBC Series E	2/14/25	1,009,557

Applied Intuition Inc Class A	7/02/24	2,563,001

Applied Intuition Inc Series A2	7/02/24	3,336,288

Applied Intuition Inc Series B2	7/02/24	1,608,658

Asac II LP	10/10/13	724,512

Beta Technologies Inc Series B, 6%	4/04/22	5,374,744

Blu Homes Inc	5/21/20	169,874

ByteDance Ltd Series E1	11/18/20	14,348,191

Canva Inc Class A	3/18/24	12,746,600

Canva Inc Series A	9/22/23	2,167,455

Canva Inc Series A2	9/22/23	392,531

Discord Inc Series I	9/15/21	1,541,748

ElevateBio LLC Series C	3/09/21	2,494,347

Epic Games Inc	7/13/20 - 7/30/20	13,742,500

Fanatics Inc Class A	8/13/20 - 12/15/21	12,263,632

Figma Inc Class A	5/15/24	3,696,964

GoBrands Inc Series G	3/02/21	2,023,210

GoBrands Inc Series H	7/22/21	3,971,539

I-Pulse Inc	3/18/10	50,101

Intarcia Therapeutics Inc	11/14/12	7,040,195

Intarcia Therapeutics Inc 6%	1/03/20	2,280,387

Lyra Health Inc Series E	1/14/21	2,472,282

Lyra Health Inc Series F	6/04/21	158,143

Magic Leap Inc Class A	10/06/17	14,999,526

Magic Leap Inc Series AA	7/07/20	5,624,300

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,378,280

Nuro Inc/CA Series C	10/30/20	6,410,853

Nuro Inc/CA Series D	10/29/21	1,965,022

OpenAI Global LLC rights	9/30/24	9,175,218

Rad Power Bikes Inc	1/21/21	2,288,681

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	488,383

Rad Power Bikes Inc Series A	1/21/21	298,379

Rad Power Bikes Inc Series C	1/21/21	1,174,094

Rad Power Bikes Inc Series D	9/17/21	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants	11/14/23	0

Somatus Inc Series E	1/31/22	1,925,033

Space Exploration Technologies Corp	10/16/15 - 2/16/21	29,627,970

Space Exploration Technologies Corp Class C	9/11/17	613,710

Space Exploration Technologies Corp Series G	1/20/15	11,251,375

Space Exploration Technologies Corp Series H	8/04/17	5,682,690

Space Exploration Technologies Corp Series N	8/04/20	17,876,160

Starling Bank Ltd Class D	6/18/21 - 4/05/22	7,251,743

Stripe Inc Class B	5/18/21	3,338,681

Stripe Inc Series H	3/15/21	1,400,363

Stripe Inc Series I	3/20/23 - 5/12/23	12,320,080

Tanium Inc Class B	4/21/17 - 9/18/20	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/21	4,216,027

Tulco LLC	8/24/17	5,892,663

Veterinary Emergency Group	9/16/21 - 11/13/23	7,069,452

X Holdings Corp Class A	10/25/22	9,710,000

xAI Corp Series C	11/22/24	6,684,849

Zipline International Inc	10/12/21	2,697,480

Zipline International Inc Series E	12/21/20	6,812,660

Zipline International Inc Series F	4/11/23	3,176,375

Zipline International Inc Series G	6/07/24	7,664,344

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,154,929	932,237,908	934,416,173	2,136,206	-	-	280,976,664	280,920,480	0.5%
Fidelity Securities Lending Cash Central Fund	85,081,225	145,955,106	146,659,319	54,403	-	-	84,377,012	84,368,575	0.3%
Total	368,236,154	1,078,193,014	1,081,075,492	2,190,609	-	-	365,353,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.